Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories
Note	16 | Inventories

	12.31.24	12.31.23

Supplies and spare-parts	149,772	86,703
Advance to suppliers	-	1
Total inventories	149,772	86,704